UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Boston Provident, L.P.
Address: 717 Fifth Avenue
         Floor 12A
         New York, New York  10022

13F File Number:  28-04601

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Ward
Title:     Chief Compliance Officer
Phone:     (212) 421-3737

Signature, Place, and Date of Signing:

     /s/ David Ward     New York, NY/USA     November 02, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     42

Form13F Information Table Value Total:     $130,617 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE LTD                        SHS              H0023R105     2428    41690 SH       SOLE                    41690        0        0
AERCAP HOLDINGS NV             SHS              N00985106     1196   101106 SH       SOLE                   101106        0        0
ALLSTATE CORP                  COM              020002101     1388    44000 SH       SOLE                    44000        0        0
ALTISOURCE PORTFOLIO SOLNS S   REG SHS          L0175J104     9338   299875 SH       SOLE                   299875        0        0
AMERICAN CAP LTD               COM              02503Y103     2549   438687 SH       SOLE                   438687        0        0
APOLLO COML REAL EST FIN INC   COM              03762U105     1225    76221 SH       SOLE                    76221        0        0
ASSURED GUARANTY LTD           COM              G0585R106     5803   339130 SH       SOLE                   339130        0        0
ATLAS ENERGY INC               COM              049298102     6283   219395 SH       SOLE                   219395        0        0
BANCO BILBAO VIZCAYA ARGENTA   SPONSORED ADR    05946K101     1685   125000 SH       SOLE                   125000        0        0
BANCO BRADESCO S A             SP ADR PFD NEW   059460303     5568   273200 SH       SOLE                   273200        0        0
BANCORP INC DEL                COM              05969A105      852   127323 SH       SOLE                   127323        0        0
CITIGROUP INC                  COM              172967101     1080   276255 SH       SOLE                   276255        0        0
CITIZENS REPUBLIC BANCORP IN   COM              174420109     1457  1617120 SH       SOLE                  1617120        0        0
EAST WEST BANCORP INC          COM              27579R104     1325    81412 SH       SOLE                    81412        0        0
ENDURANCE SPECIALTY HLDGS LT   SHS              G30397106      685    17215 SH       SOLE                    17215        0        0
GENWORTH FINL INC              COM CL A         37247D106     1609   131687 SH       SOLE                   131687        0        0
HERCULES TECH GROWTH CAP INC   COM              427096508     2742   271197 SH       SOLE                   271197        0        0
HFF INC                        CL A             40418F108     3155   340000 SH       SOLE                   340000        0        0
HILLTOP HOLDINGS INC           COM              432748101      383    40000 SH       SOLE                    40000        0        0
ITAU UNIBANCO HLDG SA          SPON ADR REP PFD 465562106     1596    66000 SH       SOLE                    66000        0        0
KKR FINANCIAL HLDGS LLC        COM              48248A306     5055   575708 SH       SOLE                   575708        0        0
KNIGHT CAP GROUP INC           CL A COM         499005106     4148   334763 SH       SOLE                   334763        0        0
LABRANCHE & CO INC             COM              505447102     2737   701736 SH       SOLE                   701736        0        0
MB FINANCIAL INC NEW           COM              55264U108     1497    92275 SH       SOLE                    92275        0        0
MF GLOBAL HLDGS LTD            COM              55277J108     1446   200816 SH       SOLE                   200816        0        0
MFA FINANCIAL INC              COM              55272X102     1381   181000 SH       SOLE                   181000        0        0
OCWEN FINL CORP                COM NEW          675746309     3237   319235 SH       SOLE                   319235        0        0
ORIENTAL FINL GROUP INC        COM              68618W100     3860   290260 SH       SOLE                   290260        0        0
PHH CORP                       COM NEW          693320202     5824   276520 SH       SOLE                   276520        0        0
PMI GROUP INC                  COM              69344M101     2297   625840 SH       SOLE                   625840        0        0
PNC FINL SVCS GROUP INC        COM              693475105     6331   121955 SH       SOLE                   121955        0        0
POPULAR INC                    COM              733174106    13129  4527337 SH       SOLE                  4527337        0        0
POTASH CORP SASK INC           COM              73755L107     3879    26927 SH       SOLE                    26927        0        0
REINSURANCE GROUP AMER INC     COM NEW          759351604     3166    65552 SH       SOLE                    65552        0        0
SCBT FINANCIAL CORP            COM              78401V102      272     8730 SH       SOLE                     8730        0        0
THL CR INC                     COM              872438106     1119    94974 SH       SOLE                    94974        0        0
TRAVELERS COMPANIES INC        COM              89417E109     1375    26400 SH       SOLE                    26400        0        0
UMPQUA HLDGS CORP              COM              904214103     1482   130711 SH       SOLE                   130711        0        0
VIRTUS INVT PARTNERS INC       COM              92828Q109     4101   135528 SH       SOLE                   135528        0        0
WASHINGTON BKG CO OAK HBR WA   COM              937303105      208    15000 SH       SOLE                    15000        0        0
WELLS FARGO & CO NEW           COM              949746101     9166   364980 SH       SOLE                   364980        0        0
WHITE RIVER CAPITAL INC        COM              96445P105     2560   155073 SH       SOLE                   155073        0        0